Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Jul. 30, 2019
The Brown Capital Management Mid Company Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	BCMSX